FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash	$ 1,433,838	$ 2,712,446	$ 3,377,464	$ 1,049,049
Accounts receivable	1,065,411	1,381,979
Current liabilities	983,023	1,330,821
Accounts payable and accrued liabilities	933,410	1,184,463
Income tax payable	10,024	30,626
Current portion of lease liability	16,636	112,067
RSU liability	22,953	0
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	1,433,838	2,712,446
Accounts receivable	972,680	1,240,625
Credit risk [Member] | Customer A [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	248,948	224,954
Credit risk [Member] | Customer B [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	257,400	436,400
Credit risk [Member] | Customer C [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	1,108	148,270
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	1,433,838	2,712,446
Current liabilities	983,023	1,330,821
Accounts payable and accrued liabilities	933,410	1,184,463
Income tax payable	10,024	30,626
Current portion of lease liability	16,636	112,067
RSU liability	22,953	0
Current portion of derivative liability	0	3,665
Undiscounted contractual lease liabilities	$ 17,352	$ 164,469
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, confidence interval	2.00%	7.00%
Value at risk	$ 297	$ 4,338